Fair value measurements - Valuation model (Details) - Level-3 Inputs	Jun. 30, 2026 Y $ / shares	Apr. 30, 2026 $ / shares Y	Jul. 31, 2025 $ / shares Y
2025 Debentures | Class A Ordinary Share price
Fair value measurements
Measurement input of debentures	6.25
2025 Debentures | Class A Ordinary Share price | Minimum
Fair value measurements
Measurement input of debentures			99.55
2025 Debentures | Class A Ordinary Share price | Maximum
Fair value measurements
Measurement input of debentures			117.3
2025 Debentures | Credit-adjusted discount rate | Minimum
Fair value measurements
Measurement input of debentures	24.13		16.33
2025 Debentures | Credit-adjusted discount rate | Maximum
Fair value measurements
Measurement input of debentures	24.16		16.61
2025 Debentures | Remaining term ( years)
Fair value measurements
Measurement input of debentures | Y			4
2025 Debentures | Expected volatility | Minimum
Fair value measurements
Measurement input of debentures	164.77		145.75
2025 Debentures | Expected volatility | Maximum
Fair value measurements
Measurement input of debentures	164.94		150.16
2025 Debentures | Risk-free interest rate
Fair value measurements
Measurement input of debentures	4.15		3.93
April 2026 Debenture | Class A Ordinary Share price
Fair value measurements
Measurement input of debentures	6.25	13
April 2026 Debenture | Credit-adjusted discount rate
Fair value measurements
Measurement input of debentures	23.62	17.53
April 2026 Debenture | Remaining term ( years)
Fair value measurements
Measurement input of debentures | Y	3.8	4
April 2026 Debenture | Expected volatility
Fair value measurements
Measurement input of debentures	159.03	158.05
April 2026 Debenture | Risk-free interest rate
Fair value measurements
Measurement input of debentures	4.17	3.86
June 2026 Debenture | Class A Ordinary Share price
Fair value measurements
Measurement input of debentures	6.25
June 2026 Debenture | Credit-adjusted discount rate
Fair value measurements
Measurement input of debentures	23.43
June 2026 Debenture | Remaining term ( years)
Fair value measurements
Measurement input of debentures | Y	4
June 2026 Debenture | Expected volatility
Fair value measurements
Measurement input of debentures	155.7
June 2026 Debenture | Risk-free interest rate
Fair value measurements
Measurement input of debentures	4.12
June 29, 2026 Debenture | Class A Ordinary Share price
Fair value measurements
Measurement input of debentures	6.15
June 29, 2026 Debenture | Credit-adjusted discount rate
Fair value measurements
Measurement input of debentures	23.43
June 29, 2026 Debenture | Remaining term ( years)
Fair value measurements
Measurement input of debentures | Y	4
June 29, 2026 Debenture | Expected volatility
Fair value measurements
Measurement input of debentures	155.7
June 29, 2026 Debenture | Risk-free interest rate
Fair value measurements
Measurement input of debentures	4.12